Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Basic Materials (1.3%)
	Linde plc	102,866	42,208
	Newmont Corp.	240,620	21,831
	Freeport-McMoRan Inc.	313,187	13,461
	Air Products and Chemicals Inc.	48,635	12,696
	Fastenal Co.	251,401	10,157
	Nucor Corp.	50,281	8,019
	Steel Dynamics Inc.	30,829	5,174
	International Paper Co.	114,749	4,530
	International Flavors & Fragrances Inc.	55,977	3,889
	Royal Gold Inc.	15,619	3,184
	Avery Dennison Corp.	17,057	2,940
	CF Industries Holdings Inc.	35,255	2,775
	Southern Copper Corp.	18,237	2,458
*	Coeur Mining Inc.	138,733	2,396
	Hecla Mining Co.	129,949	2,186
*	MP Materials Corp.	28,596	1,772
	Mosaic Co.	69,019	1,690
*	Cleveland-Cliffs Inc.	122,723	1,600
	Element Solutions Inc.	49,430	1,281
	UFP Industries Inc.	13,115	1,220
	Balchem Corp.	7,101	1,109
	Sensient Technologies Corp.	9,202	897
	Cabot Corp.	11,759	736
	Avient Corp.	19,815	606
	Scotts Miracle-Gro Co.	9,568	542
	Ashland Inc.	9,845	521
*	Constellium SE	30,560	514
	Westlake Corp.	7,426	496
	Quaker Chemical Corp.	2,981	411
	Minerals Technologies Inc.	6,768	397
	FMC Corp.	26,968	385
	Huntsman Corp.	35,628	371
	Sylvamo Corp.	7,597	360
*	Century Aluminum Co.	11,379	341
	Kaiser Aluminum Corp.	3,436	330
	Worthington Steel Inc.	7,010	237
			153,720
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	2,100,843	489,959
*	Tesla Inc.	616,017	264,992
*	Netflix Inc.	928,166	99,852
	Costco Wholesale Corp.	97,211	88,811
	Home Depot Inc.	218,066	77,832
	McDonald's Corp.	156,576	48,824
	Walt Disney Co.	396,633	41,436
*	Uber Technologies Inc.	440,899	38,596
	TJX Cos. Inc.	244,985	37,218
	Booking Holdings Inc.	7,126	35,022
	Lowe's Cos. Inc.	122,727	29,759
	Starbucks Corp.	249,074	21,697
*	MercadoLibre Inc.	10,318	21,377
*	Spotify Technology SA	33,687	20,174
*	O'Reilly Automotive Inc.	186,647	18,982
	NIKE Inc. Class B	253,324	16,372
	Marriott International Inc. Class A	49,847	15,193
	Royal Caribbean Cruises Ltd.	55,480	14,772
*	AutoZone Inc.	3,658	14,465
	Hilton Worldwide Holdings Inc.	50,541	14,406
*	ROBLOX Corp. Class A	133,781	12,713
	Ross Stores Inc.	70,525	12,438
*	Warner Bros Discovery Inc.	510,016	12,240
	Ford Motor Co.	854,713	11,351

		Shares	Market Value ($000)
	Electronic Arts Inc.	55,069	11,126
*	Airbnb Inc. Class A	93,109	10,893
*	Carvana Co.	28,897	10,822
*	Chipotle Mexican Grill Inc.	293,706	10,139
*	Take-Two Interactive Software Inc.	39,894	9,817
	Yum! Brands Inc.	61,052	9,354
	DR Horton Inc.	58,292	9,269
	Target Corp.	99,479	9,015
	eBay Inc.	100,868	8,351
*	Coupang Inc.	271,876	7,656
*	Copart Inc.	193,518	7,543
	Garmin Ltd.	35,698	6,973
	Expedia Group Inc.	26,491	6,773
[1]	Lennar Corp. Class A	49,571	6,509
*	Carnival Corp.	236,621	6,100
	PulteGroup Inc.	43,032	5,473
*	Ulta Beauty Inc.	9,887	5,327
	Dollar General Corp.	48,073	5,263
	Estee Lauder Cos. Inc. Class A	53,666	5,048
	Omnicom Group Inc.	69,950	5,010
	Tapestry Inc.	45,270	4,947
*	Dollar Tree Inc.	43,113	4,777
	Williams-Sonoma Inc.	25,917	4,665
*	NVR Inc.	614	4,609
*	Live Nation Entertainment Inc.	34,643	4,554
*	Lululemon Athletica Inc.	23,030	4,242
	Somnigroup International Inc.	44,366	4,060
*	Liberty Media Corp.-Liberty Formula One Class C	41,377	3,971
	Genuine Parts Co.	30,323	3,954
	Fox Corp. Class A	59,842	3,920
*	Trade Desk Inc. Class A	97,686	3,864
	Rollins Inc.	61,472	3,779
*	Aptiv plc	47,502	3,684
*	Burlington Stores Inc.	13,745	3,467
	Best Buy Co. Inc.	42,434	3,364
*	Grab Holdings Ltd. Class A	581,531	3,169
	Ralph Lauren Corp.	8,295	3,047
	Toll Brothers Inc.	21,325	2,982
	Domino's Pizza Inc.	6,957	2,919
	TKO Group Holdings Inc. Class A	15,048	2,918
	Dick's Sporting Goods Inc.	13,834	2,858
*	Rivian Automotive Inc. Class A	169,017	2,850
*	Deckers Outdoor Corp.	32,283	2,842
	News Corp. Class A	104,399	2,681
*	BJ's Wholesale Club Holdings Inc.	28,715	2,562
*	Viking Holdings Ltd.	38,119	2,546
	Service Corp. International	30,619	2,432
	Hasbro Inc.	29,057	2,400
*	Wayfair Inc. Class A	20,899	2,316
	New York Times Co. Class A	35,089	2,263
	Aramark	56,998	2,119
*	On Holding AG Class A	48,146	2,118
*	Planet Fitness Inc. Class A	18,431	2,064
	BorgWarner Inc.	47,687	2,053
*	GameStop Corp. Class A	89,924	2,026
	Autoliv Inc.	16,806	1,983
*	Five Below Inc.	11,817	1,948
	Pool Corp.	7,887	1,921
*	Lyft Inc. Class A	87,335	1,837
*	United Airlines Holdings Inc.	17,896	1,825
*	Norwegian Cruise Line Holdings Ltd.	97,125	1,793
	Lithia Motors Inc. Class A	5,600	1,785
*	SharkNinja Inc.	18,108	1,767
	LKQ Corp.	56,017	1,663
*	Ollie's Bargain Outlet Holdings Inc.	13,389	1,648
*	Chewy Inc. Class A	46,588	1,620
	Wingstop Inc.	6,119	1,620
*	Duolingo Inc. Class A	8,252	1,580
*	Dutch Bros Inc. Class A	25,766	1,510
*	Floor & Decor Holdings Inc. Class A	23,236	1,478

		Shares	Market Value ($000)
	Hyatt Hotels Corp. Class A	8,828	1,451
	Gap Inc.	50,484	1,367
	VF Corp.	77,636	1,359
	Macy's Inc.	59,024	1,320
*	Taylor Morrison Home Corp. Class A	20,974	1,315
*	Boot Barn Holdings Inc.	6,706	1,300
*	SiteOne Landscape Supply Inc.	9,621	1,292
*	Bright Horizons Family Solutions Inc.	12,482	1,283
*	AutoNation Inc.	6,048	1,278
*	CarMax Inc.	32,688	1,264
	Lear Corp.	11,591	1,244
	H&R Block Inc.	29,160	1,228
*	Amer Sports Inc.	32,727	1,215
	Wyndham Hotels & Resorts Inc.	16,305	1,194
	Nexstar Media Group Inc. Class A	6,211	1,193
	Thor Industries Inc.	11,240	1,187
*	Etsy Inc.	21,439	1,162
*	MakeMyTrip Ltd.	16,126	1,151
	Gentex Corp.	49,308	1,126
	Meritage Homes Corp.	15,371	1,123
*	QuantumScape Corp. Class A	91,463	1,118
	Vail Resorts Inc.	7,875	1,104
	Group 1 Automotive Inc.	2,750	1,103
*	Cava Group Inc.	21,913	1,071
*	Champion Homes Inc.	12,413	1,066
	U-Haul Holding Co.	21,664	1,042
	Fox Corp. Class B	17,701	1,031
*	Crocs Inc.	11,932	1,014
*	Abercrombie & Fitch Co. Class A	10,266	1,005
	Southwest Airlines Co.	28,720	1,000
*	Asbury Automotive Group Inc.	4,279	995
*	Urban Outfitters Inc.	13,234	980
*	Cavco Industries Inc.	1,646	980
*	Grand Canyon Education Inc.	6,145	969
	KB Home	14,360	924
	Travel + Leisure Co.	13,429	921
*	elf Beauty Inc.	12,026	916
[1]	Whirlpool Corp.	11,710	906
	Sirius XM Holdings Inc.	41,817	889
	Kontoor Brands Inc.	11,894	884
	PVH Corp.	10,413	883
*	Liberty Media Corp.-Liberty Formula One Class A	10,047	883
*	Frontdoor Inc.	16,230	875
*	Valvoline Inc.	27,853	872
	Signet Jewelers Ltd.	8,652	867
*	Laureate Education Inc.	27,681	855
*	Life Time Group Holdings Inc.	29,444	822
	Bath & Body Works Inc.	46,775	814
*	Madison Square Garden Sports Corp.	3,566	813
*	Dorman Products Inc.	6,020	796
*	M/I Homes Inc.	5,651	778
*	YETI Holdings Inc.	18,099	751
	American Eagle Outfitters Inc.	34,918	712
*	Adtalem Global Education Inc.	7,664	709
	Rush Enterprises Inc. Class A	13,197	687
	PriceSmart Inc.	5,552	683
	TEGNA Inc.	34,830	680
	Advance Auto Parts Inc.	12,963	673
	Steven Madden Ltd.	15,641	653
	Penske Automotive Group Inc.	4,021	650
	Dana Inc.	28,648	642
*	Capri Holdings Ltd.	25,260	641
*	Tri Pointe Homes Inc.	18,716	639
*	Victoria's Secret & Co.	14,971	619
	Cinemark Holdings Inc.	22,340	612
	Visteon Corp.	5,907	610
	LCI Industries	5,300	602
	Harley-Davidson Inc.	24,300	595
*	Liberty Media Corp.-Liberty Live Class A	7,689	591
*	Stride Inc.	9,258	588

		Shares	Market Value ($000)
*	OPENLANE Inc.	22,933	583
*	Peloton Interactive Inc. Class A	83,088	564
	Choice Hotels International Inc.	5,928	541
*	Hilton Grand Vacations Inc.	12,456	533
*	Liberty Media Corp.-Liberty Live Class C	6,703	531
*	RH	3,357	529
*	Birkenstock Holding plc	12,117	525
*	American Airlines Group Inc.	36,302	510
*	Avis Budget Group Inc.	3,743	509
*	Sphere Entertainment Co.	6,011	508
*	Goodyear Tire & Rubber Co.	57,028	494
	Acushnet Holdings Corp.	5,849	492
*	Sonos Inc.	25,867	480
	Phinia Inc.	8,486	459
*	Green Brick Partners Inc.	6,712	456
*	Madison Square Garden Entertainment Corp. Class A	8,615	426
	HNI Corp.	9,956	413
	Strategic Education Inc.	4,976	388
*	TripAdvisor Inc.	25,602	381
	Buckle Inc.	6,722	380
*	Atlanta Braves Holdings Inc. Class C	9,484	377
*,1	Lucid Group Inc. Class A	27,125	370
*	Topgolf Callaway Brands Corp.	28,653	369
	Century Communities Inc.	5,652	369
*	Adient plc	18,013	351
	La-Z-Boy Inc.	8,967	349
*	IMAX Corp.	9,410	349
*	Central Garden & Pet Co. Class A	11,114	344
	Newell Brands Inc.	91,922	336
	Marriott Vacations Worldwide Corp.	5,994	327
	John Wiley & Sons Inc. Class A	8,890	323
	Interparfums Inc.	3,946	321
*	Six Flags Entertainment Corp.	20,870	317
	Columbia Sportswear Co.	5,655	304
	Papa John's International Inc.	7,236	304
	Wendy's Co.	35,472	300
	Leggett & Platt Inc.	28,636	294
*	Alaska Air Group Inc.	6,147	263
*	Under Armour Inc. Class C	58,388	259
*	Coty Inc. Class A	75,818	252
	PROG Holdings Inc.	8,606	248
	MillerKnoll Inc.	15,033	238
*	Coursera Inc.	29,806	237
	News Corp. Class B	7,964	234
*	AMC Entertainment Holdings Inc. Class A	95,316	234
*	LGI Homes Inc.	4,423	230
*	United Parks & Resorts Inc.	5,862	212
	Upbound Group Inc.	11,087	199
*	Driven Brands Holdings Inc.	12,572	184
	Cracker Barrel Old Country Store Inc.	4,792	138
*	Hertz Global Holdings Inc.	26,408	138
*	Sabre Corp.	77,468	125
*	Under Armour Inc. Class A	25,374	117
*	Mister Car Wash Inc.	20,973	112
*	U-Haul Holding Co. (XNYS)	2,032	107
*	Atlanta Braves Holdings Inc. Class A	2,287	100
*	JetBlue Airways Corp.	21,024	96
*	Hanesbrands Inc.	9,591	62
			1,839,698
Consumer Staples (3.5%)
	Procter & Gamble Co.	514,486	76,226
	Coca-Cola Co.	851,815	62,285
	PepsiCo Inc.	300,112	44,639
	McKesson Corp.	27,488	24,220
	CVS Health Corp.	274,283	22,041
	Mondelez International Inc. Class A	283,693	16,332
	Cencora Inc.	40,105	14,796
	Colgate-Palmolive Co.	176,068	14,154
*	Monster Beverage Corp.	152,767	11,456

		Shares	Market Value ($000)
	Corteva Inc.	149,802	10,107
	Kroger Co.	132,765	8,932
	Sysco Corp.	106,229	8,095
	Kimberly-Clark Corp.	72,794	7,943
	Keurig Dr Pepper Inc.	283,556	7,911
	Kenvue Inc.	416,048	7,218
	Archer-Daniels-Midland Co.	104,669	6,358
	Hershey Co.	31,893	5,998
	General Mills Inc.	119,797	5,672
	Kellanova	60,889	5,093
	Kraft Heinz Co.	186,647	4,761
	Church & Dwight Co. Inc.	53,893	4,590
*	US Foods Holding Corp.	50,200	3,949
	McCormick & Co. Inc. (Non-Voting)	55,308	3,732
	Tyson Foods Inc. Class A	61,224	3,554
	Clorox Co.	26,937	2,908
	J M Smucker Co.	22,754	2,371
	Conagra Brands Inc.	104,753	1,870
	Coca-Cola Consolidated Inc.	11,379	1,854
*	Sprouts Farmers Market Inc.	21,503	1,802
	Lamb Weston Holdings Inc.	29,388	1,736
	Albertsons Cos. Inc. Class A	87,866	1,611
	Ingredion Inc.	14,009	1,507
*	Celsius Holdings Inc.	35,971	1,473
	Hormel Foods Corp.	63,065	1,464
	Campbell's Co.	42,600	1,299
*	Darling Ingredients Inc.	34,561	1,265
*	Post Holdings Inc.	10,827	1,126
	Primo Brands Corp. Class A	56,369	884
*	BellRing Brands Inc.	27,448	848
	Cal-Maine Foods Inc.	9,954	829
	Marzetti Co.	4,352	727
*	Freshpet Inc.	10,620	607
	WD-40 Co.	3,002	588
	Flowers Foods Inc.	41,579	446
*	Simply Good Foods Co.	20,342	400
	Nomad Foods Ltd.	26,871	329
	J & J Snack Foods Corp.	3,365	311
	Spectrum Brands Holdings Inc.	5,024	298
	Reynolds Consumer Products Inc.	11,726	293
	Energizer Holdings Inc.	14,332	261
	Weis Markets Inc.	3,696	240
*	Grocery Outlet Holding Corp.	20,476	228
	Edgewell Personal Care Co.	10,142	181
*	National Beverage Corp.	5,070	173
			409,991
Energy (0.1%)
*	First Solar Inc.	22,224	6,065
*	Nextpower Inc. Class A	31,620	2,897
*	Enphase Energy Inc.	27,961	807
*,1	Plug Power Inc.	236,058	475
			10,244
Financials (10.3%)
	JPMorgan Chase & Co.	608,264	190,435
	Bank of America Corp.	1,477,262	79,255
	Goldman Sachs Group Inc.	65,836	54,383
	Morgan Stanley	252,247	42,796
	Citigroup Inc.	399,891	41,429
	Charles Schwab Corp.	373,785	34,661
	S&P Global Inc.	67,117	33,480
	Progressive Corp.	128,338	29,362
	Chubb Ltd.	81,540	24,151
	Blackstone Inc.	160,275	23,468
	CME Group Inc.	78,780	22,173
*	Robinhood Markets Inc. Class A	162,067	20,824
	Marsh & McLennan Cos. Inc.	108,098	19,831
	Intercontinental Exchange Inc.	124,960	19,656
	Bank of New York Mellon Corp.	154,582	17,329
	US Bancorp	342,082	16,779

		Shares	Market Value ($000)
	Moody's Corp.	34,042	16,707
	PNC Financial Services Group Inc.	86,570	16,511
	Aon plc Class A	45,988	16,276
	Travelers Cos. Inc.	49,520	14,502
	Arthur J Gallagher & Co.	55,531	13,751
	Truist Financial Corp.	282,525	13,137
*	NU Holdings Ltd. Class A	732,438	12,737
*	Coinbase Global Inc. Class A	46,017	12,554
	Allstate Corp.	57,790	12,308
	Apollo Global Management Inc.	90,257	11,900
	Aflac Inc.	106,689	11,769
	American International Group Inc.	126,189	9,611
	Ameriprise Financial Inc.	20,916	9,532
	MetLife Inc.	123,209	9,433
	MSCI Inc.	16,464	9,281
	Hartford Insurance Group Inc.	61,531	8,432
	Prudential Financial Inc.	77,634	8,404
	Nasdaq Inc.	90,313	8,211
*	Arch Capital Group Ltd.	79,863	7,501
	State Street Corp.	61,963	7,375
*	SoFi Technologies Inc.	247,886	7,367
	Willis Towers Watson plc	21,412	6,873
	M&T Bank Corp.	34,254	6,516
	Ares Management Corp. Class A	41,181	6,459
	Fifth Third Bancorp	145,736	6,334
	Raymond James Financial Inc.	40,003	6,262
	LPL Financial Holdings Inc.	17,440	6,209
	Interactive Brokers Group Inc. Class A	93,878	6,104
	Cboe Global Markets Inc.	22,939	5,922
	Broadridge Financial Solutions Inc.	25,510	5,819
*	Markel Group Inc.	2,731	5,682
	Cincinnati Financial Corp.	33,725	5,652
	Huntington Bancshares Inc.	338,823	5,523
	Northern Trust Corp.	41,577	5,461
	Citizens Financial Group Inc.	95,430	5,163
	Regions Financial Corp.	197,020	5,014
	W R Berkley Corp.	63,564	4,938
	Brown & Brown Inc.	61,007	4,907
	T. Rowe Price Group Inc.	47,866	4,901
	Principal Financial Group Inc.	48,732	4,133
	First Citizens BancShares Inc. Class A	2,080	3,906
	Credicorp Ltd.	15,090	3,881
	KeyCorp	207,197	3,808
	Fidelity National Financial Inc.	56,834	3,378
	Annaly Capital Management Inc.	140,518	3,204
	East West Bancorp Inc.	29,949	3,196
	Equitable Holdings Inc.	65,701	3,068
	Everest Group Ltd.	9,218	2,897
	Unum Group	36,895	2,803
	Tradeweb Markets Inc. Class A	25,511	2,777
	Reinsurance Group of America Inc.	14,484	2,750
	Stifel Financial Corp.	21,891	2,671
	RenaissanceRe Holdings Ltd.	10,108	2,640
	Evercore Inc. Class A	8,095	2,591
	Assurant Inc.	11,138	2,541
	Ally Financial Inc.	60,616	2,503
	First Horizon Corp.	110,261	2,463
	Globe Life Inc.	18,183	2,450
	AGNC Investment Corp.	227,277	2,384
	FactSet Research Systems Inc.	8,339	2,312
	Old Republic International Corp.	50,076	2,309
	Comerica Inc.	27,823	2,236
	Webster Financial Corp.	36,732	2,189
	Houlihan Lokey Inc. Class A	11,875	2,083
	Blue Owl Capital Inc. Class A	134,004	2,010
	American Financial Group Inc.	14,535	2,002
	SouthState Bank Corp.	21,966	1,966
	Invesco Ltd.	79,500	1,944
	Wintrust Financial Corp.	14,461	1,938
	Western Alliance Bancorp	23,631	1,927

		Shares	Market Value ($000)
	Kinsale Capital Group Inc.	4,850	1,867
	Primerica Inc.	7,228	1,860
	SEI Investments Co.	22,791	1,843
	Columbia Banking System Inc.	64,409	1,785
	Corebridge Financial Inc.	59,173	1,776
	XP Inc. Class A	89,025	1,755
	UMB Financial Corp.	15,777	1,753
	TPG Inc. Class A	28,872	1,706
	Axis Capital Holdings Ltd.	16,632	1,700
	Zions Bancorp NA	31,822	1,694
	Popular Inc.	14,523	1,666
	Old National Bancorp	75,394	1,638
	OneMain Holdings Inc.	26,163	1,623
	Affiliated Managers Group Inc.	6,005	1,614
	Cadence Bank	40,234	1,603
	Cullen/Frost Bankers Inc.	12,949	1,602
	Pinnacle Financial Partners Inc.	16,802	1,540
	Lincoln National Corp.	37,169	1,529
	Jackson Financial Inc. Class A	15,573	1,526
	Franklin Resources Inc.	66,944	1,512
	Voya Financial Inc.	21,174	1,489
	Synovus Financial Corp.	30,405	1,466
	MGIC Investment Corp.	51,486	1,460
	Hanover Insurance Group Inc.	7,839	1,455
	Commerce Bancshares Inc.	26,858	1,448
	First American Financial Corp.	21,244	1,397
	Prosperity Bancshares Inc.	20,200	1,388
	Starwood Property Trust Inc.	75,672	1,388
	Ryan Specialty Holdings Inc. Class A	23,072	1,340
	Rithm Capital Corp.	116,456	1,338
	SLM Corp.	45,659	1,338
	Essent Group Ltd.	21,076	1,323
	MarketAxess Holdings Inc.	7,998	1,311
	FNB Corp.	78,373	1,304
	Piper Sandler Cos.	3,773	1,267
*	Riot Platforms Inc.	75,472	1,217
	Janus Henderson Group plc	27,465	1,201
	Valley National Bancorp	104,862	1,187
*	Clearwater Analytics Holdings Inc. Class A	53,593	1,182
	Glacier Bancorp Inc.	27,804	1,176
	Home BancShares Inc.	40,996	1,150
	United Bankshares Inc.	30,803	1,147
	Hancock Whitney Corp.	18,439	1,117
	RLI Corp.	17,915	1,105
	White Mountains Insurance Group Ltd.	545	1,103
	Ameris Bancorp	14,476	1,097
	Bank OZK	23,585	1,085
	Hamilton Lane Inc. Class A	8,755	1,085
	Radian Group Inc.	29,404	1,045
	Moelis & Co. Class A	16,210	1,040
	Atlantic Union Bankshares Corp.	30,558	1,034
	Selective Insurance Group Inc.	13,123	1,031
	Lazard Inc.	20,007	1,010
	StepStone Group Inc. Class A	15,034	950
*	MARA Holdings Inc.	80,387	949
*	Lemonade Inc.	12,073	943
	Associated Banc-Corp	35,758	940
	First Financial Bankshares Inc.	29,370	918
	Assured Guaranty Ltd.	9,996	905
	Eastern Bankshares Inc.	48,054	905
*	StoneX Group Inc.	9,928	900
*	Texas Capital Bancshares Inc.	9,852	888
	PennyMac Financial Services Inc.	6,371	857
	CNO Financial Group Inc.	20,788	851
	PJT Partners Inc. Class A	4,966	834
*	Brighthouse Financial Inc.	12,564	824
*	Upstart Holdings Inc.	18,307	823
	Flagstar Bank NA	66,230	811
	United Community Banks Inc.	26,441	808
	ServisFirst Bancshares Inc.	11,164	794

		Shares	Market Value ($000)
	International Bancshares Corp.	11,872	789
*	Genworth Financial Inc. Class A	88,890	772
	Independent Bank Corp.	10,523	758
*	Oscar Health Inc. Class A	41,965	754
	Renasant Corp.	20,710	734
	Fulton Financial Corp.	40,074	727
	BankUnited Inc.	16,668	720
*	Palomar Holdings Inc.	5,733	712
	Cathay General Bancorp	14,507	703
	First Bancorp	34,825	689
	Blackstone Mortgage Trust Inc. Class A	35,251	686
	First Hawaiian Inc.	27,387	683
	Bread Financial Holdings Inc.	10,024	679
	BGC Group Inc. Class A	77,962	678
	WSFS Financial Corp.	12,102	675
	WesBanco Inc.	20,828	672
	Community Financial System Inc.	11,547	655
	First Interstate BancSystem Inc. Class A	19,669	646
*	NMI Holdings Inc. Class A	16,855	643
	Virtu Financial Inc. Class A	17,487	625
	Victory Capital Holdings Inc. Class A	9,515	598
	CVB Financial Corp.	29,212	575
	Artisan Partners Asset Management Inc. Class A	13,827	574
	Seacoast Banking Corp. of Florida	18,075	570
	Bank of Hawaii Corp.	8,609	564
	Simmons First National Corp. Class A	30,146	559
	Kemper Corp.	13,318	542
	Towne Bank	16,032	538
	BOK Financial Corp.	4,752	535
	Provident Financial Services Inc.	27,717	532
	WaFd Inc.	16,765	531
*,1	Freedom Holding Corp.	3,924	518
	First Financial Bancorp	20,600	513
	BancFirst Corp.	4,474	496
	Park National Corp.	3,196	491
	Trustmark Corp.	12,216	475
	Banner Corp.	7,567	475
	Beacon Financial Corp.	18,008	461
	First Merchants Corp.	12,482	460
	Walker & Dunlop Inc.	7,123	460
*	SiriusPoint Ltd.	22,028	458
	NBT Bancorp Inc.	10,975	455
*	Credit Acceptance Corp.	971	449
	ARMOUR Residential REIT Inc.	24,043	421
	Bank of NT Butterfield & Son Ltd.	9,002	418
	Horace Mann Educators Corp.	8,790	402
	Stock Yards Bancorp Inc.	5,772	382
	Cohen & Steers Inc.	5,981	378
	Northwest Bancshares Inc.	31,506	377
	Arbor Realty Trust Inc.	41,475	370
	City Holding Co.	3,036	368
	First Commonwealth Financial Corp.	22,501	366
	Nelnet Inc. Class A	2,794	361
	Hilltop Holdings Inc.	9,938	341
	S&T Bancorp Inc.	8,474	335
	WisdomTree Inc.	26,073	288
*	Trupanion Inc.	7,966	281
	Hope Bancorp Inc.	26,300	279
	Ladder Capital Corp.	24,465	270
*	Triumph Financial Inc.	4,841	264
	Westamerica Bancorp	5,352	257
	Safety Insurance Group Inc.	3,331	253
	1st Source Corp.	3,936	246
	Enact Holdings Inc.	6,231	241
	Live Oak Bancshares Inc.	7,461	238
	Virtus Investment Partners Inc.	1,445	231
	CNA Financial Corp.	4,534	212
	Employers Holdings Inc.	5,066	202
	Navient Corp.	14,917	185
	TFS Financial Corp.	11,229	160

		Shares	Market Value ($000)
	F&G Annuities & Life Inc.	4,900	158
	Republic Bancorp Inc. Class A	1,736	120
*	Columbia Financial Inc.	5,504	87
			1,217,546
Health Care (10.6%)
	Eli Lilly & Co.	175,451	188,692
	AbbVie Inc.	387,990	88,345
	UnitedHealth Group Inc.	199,280	65,717
	Merck & Co. Inc.	551,812	57,846
	Abbott Laboratories	379,254	48,886
	Thermo Fisher Scientific Inc.	82,707	48,866
*	Intuitive Surgical Inc.	78,156	44,821
	Amgen Inc.	117,788	40,691
	Gilead Sciences Inc.	272,731	34,320
*	Boston Scientific Corp.	323,284	32,839
	Pfizer Inc.	1,244,102	32,023
	Danaher Corp.	139,722	31,686
	Medtronic plc	280,872	29,584
	Stryker Corp.	75,389	27,983
*	Vertex Pharmaceuticals Inc.	56,315	24,419
	Bristol-Myers Squibb Co.	446,286	21,957
	HCA Healthcare Inc.	37,423	19,022
	Regeneron Pharmaceuticals Inc.	22,834	17,815
	Elevance Health Inc.	49,515	16,749
	Cigna Group	57,690	15,996
*	IDEXX Laboratories Inc.	17,674	13,306
	Zoetis Inc.	97,713	12,525
*	Alnylam Pharmaceuticals Inc.	27,328	12,331
	Becton Dickinson & Co.	62,630	12,151
	Cardinal Health Inc.	52,265	11,094
*	Edwards Lifesciences Corp.	126,043	10,924
	Agilent Technologies Inc.	62,398	9,578
*	IQVIA Holdings Inc.	36,984	8,507
*	Insmed Inc.	40,783	8,473
	ResMed Inc.	31,968	8,178
	GE HealthCare Technologies Inc.	100,182	8,014
*	Veeva Systems Inc. Class A	32,334	7,770
*	Natera Inc.	28,417	6,786
	Humana Inc.	26,429	6,495
*	Biogen Inc.	31,946	5,817
	STERIS plc	21,493	5,723
*	Dexcom Inc.	85,612	5,434
*	Waters Corp.	13,025	5,255
*	Insulet Corp.	15,348	5,022
	Labcorp Holdings Inc.	18,298	4,918
*	United Therapeutics Corp.	9,725	4,726
	Quest Diagnostics Inc.	24,393	4,615
*	Illumina Inc.	34,603	4,549
	West Pharmaceutical Services Inc.	15,672	4,345
	Zimmer Biomet Holdings Inc.	43,319	4,224
*	Centene Corp.	107,116	4,214
*	Exact Sciences Corp.	40,926	4,145
*	Tenet Healthcare Corp.	19,067	4,134
*	Hologic Inc.	49,005	3,674
*	Incyte Corp.	34,736	3,629
*	Cooper Cos. Inc.	43,719	3,407
	Royalty Pharma plc Class A	82,924	3,319
*	Neurocrine Biosciences Inc.	21,176	3,222
*	ICON plc	16,915	3,129
*	Revolution Medicines Inc.	38,160	2,967
*	Medpace Holdings Inc.	4,881	2,892
	Universal Health Services Inc. Class B	11,865	2,891
*	Guardant Health Inc.	26,004	2,819
*	Ionis Pharmaceuticals Inc.	33,961	2,810
*	Solventum Corp.	32,255	2,750
	Viatris Inc.	256,395	2,741
	Revvity Inc.	25,714	2,685
*	Exelixis Inc.	57,616	2,545
	Encompass Health Corp.	21,779	2,531

		Shares	Market Value ($000)
*	Elanco Animal Health Inc.	107,631	2,505
*	Bridgebio Pharma Inc.	34,009	2,449
*	Penumbra Inc.	8,206	2,406
*	Madrigal Pharmaceuticals Inc.	4,024	2,402
*	BioMarin Pharmaceutical Inc.	41,741	2,335
	Ensign Group Inc.	12,149	2,254
*	Jazz Pharmaceuticals plc	12,711	2,244
*	Globus Medical Inc. Class A	24,465	2,227
*	Align Technology Inc.	15,056	2,216
	Bio-Techne Corp.	34,225	2,208
	Baxter International Inc.	111,848	2,096
*	Moderna Inc.	77,992	2,026
*	Repligen Corp.	11,564	1,978
*	HealthEquity Inc.	18,563	1,952
*	Halozyme Therapeutics Inc.	26,905	1,921
*	Charles River Laboratories International Inc.	10,725	1,911
*	Roivant Sciences Ltd.	85,110	1,771
*	Henry Schein Inc.	23,555	1,757
*	Molina Healthcare Inc.	11,788	1,748
*	Cytokinetics Inc.	25,315	1,725
*	Avantor Inc.	145,084	1,702
*	Hims & Hers Health Inc.	41,411	1,647
*	Corcept Therapeutics Inc.	20,634	1,638
*	Avidity Biosciences Inc.	22,039	1,580
*	Doximity Inc. Class A	29,202	1,502
*	Merus NV	15,233	1,465
*	PTC Therapeutics Inc.	16,871	1,451
*	Masimo Corp.	9,921	1,413
*	Tempus AI Inc.	18,033	1,405
	Chemed Corp.	3,159	1,387
*	Arrowhead Pharmaceuticals Inc.	26,058	1,373
*	Axsome Therapeutics Inc.	8,829	1,338
*	Bio-Rad Laboratories Inc. Class A	4,085	1,327
*	iRhythm Technologies Inc.	6,900	1,297
*	Glaukos Corp.	12,152	1,292
*	Vaxcyte Inc.	24,713	1,226
*	RadNet Inc.	14,760	1,222
*	Krystal Biotech Inc.	5,399	1,177
*	Option Care Health Inc.	35,868	1,116
	Bruker Corp.	22,762	1,111
	Teleflex Inc.	9,611	1,100
*	Merit Medical Systems Inc.	12,689	1,099
*	Nuvalent Inc. Class A	9,778	1,069
*	TransMedics Group Inc.	7,206	1,054
*	TG Therapeutics Inc.	31,583	1,050
*	Alkermes plc	35,208	1,041
*	DaVita Inc.	8,187	980
*	ADMA Biologics Inc.	50,244	964
*,1	CRISPR Therapeutics AG	17,974	961
*	Crinetics Pharmaceuticals Inc.	19,673	896
*	Indivior plc	26,343	885
*	Viking Therapeutics Inc.	23,958	882
*	Waystar Holding Corp.	23,687	874
*	Lantheus Holdings Inc.	14,757	869
*	Haemonetics Corp.	10,401	846
*	Ligand Pharmaceuticals Inc.	4,112	835
*	Akero Therapeutics Inc.	15,243	829
*	Veracyte Inc.	16,968	803
*	ICU Medical Inc.	5,289	785
*	Inspire Medical Systems Inc.	6,271	780
*	Envista Holdings Corp.	37,057	775
*	Scholar Rock Holding Corp.	17,548	773
*	LivaNova plc	11,923	761
*	Sotera Health Co.	42,829	749
*	Kymera Therapeutics Inc.	10,884	739
*	Xenon Pharmaceuticals Inc.	16,298	729
*	Ultragenyx Pharmaceutical Inc.	19,477	677
*	ACADIA Pharmaceuticals Inc.	27,053	677
*	Prestige Consumer Healthcare Inc.	10,849	646
*	Alignment Healthcare Inc.	31,604	607

		Shares	Market Value ($000)
*	Privia Health Group Inc.	24,671	601
*	Amicus Therapeutics Inc.	60,407	600
*	Denali Therapeutics Inc.	28,591	557
*	Integer Holdings Corp.	7,545	545
*	Supernus Pharmaceuticals Inc.	11,790	538
*	Arcellx Inc.	7,385	537
*	Beam Therapeutics Inc.	21,055	533
*	Apellis Pharmaceuticals Inc.	23,444	499
	DENTSPLY SIRONA Inc.	43,840	497
*	CorVel Corp.	6,293	461
*,1	Summit Therapeutics Inc.	25,607	458
	Organon & Co.	57,466	443
*	Sarepta Therapeutics Inc.	20,190	431
*	10X Genomics Inc. Class A	22,937	431
*	Progyny Inc.	16,232	428
*	Twist Bioscience Corp.	12,972	415
	Perrigo Co. plc	29,923	399
*	QuidelOrtho Corp.	14,559	398
	Select Medical Holdings Corp.	24,343	377
*	Enovis Corp.	12,383	375
*	AtriCure Inc.	10,353	374
*	Omnicell Inc.	10,058	367
*,1	Recursion Pharmaceuticals Inc. Class A	79,003	366
*	PROCEPT BioRobotics Corp.	11,467	363
*	Agios Pharmaceuticals Inc.	12,368	361
*	Immunovant Inc.	14,873	359
*	Harmony Biosciences Holdings Inc.	9,396	332
*	BioCryst Pharmaceuticals Inc.	44,949	323
*	PACS Group Inc.	9,418	315
*	Azenta Inc.	8,807	313
*	Tandem Diabetes Care Inc.	14,440	303
*	Innoviva Inc.	13,615	296
*	Surgery Partners Inc.	17,051	291
	CONMED Corp.	6,683	290
*	Teladoc Health Inc.	37,695	286
*	Novocure Ltd.	21,911	281
*	Phreesia Inc.	12,384	254
*	Certara Inc.	26,277	241
*	AdaptHealth Corp. Class A	22,593	218
*	LifeStance Health Group Inc.	30,739	200
*	Biohaven Ltd.	19,363	194
*	Evolent Health Inc. Class A	26,141	110
*	MoonLake Immunotherapeutics Class A	7,257	100
			1,251,116
Industrials (7.9%)
	Visa Inc. Class A	373,050	124,763
	Mastercard Inc. Class A	178,196	98,102
	American Express Co.	120,299	43,942
	Accenture plc Class A	137,074	34,268
	Capital One Financial Corp.	137,664	30,158
	Deere & Co.	53,506	24,853
	Automatic Data Processing Inc.	89,249	22,785
	Trane Technologies plc	48,818	20,576
	CRH plc	148,522	17,817
	Johnson Controls International plc	144,578	16,816
	Illinois Tool Works Inc.	64,176	15,998
	United Parcel Service Inc. Class B	160,706	15,394
	Cintas Corp.	75,275	14,003
	PayPal Holdings Inc.	209,439	13,130
	FedEx Corp.	46,922	12,935
	PACCAR Inc.	112,837	11,895
	United Rentals Inc.	14,053	11,456
	Ferguson Enterprises Inc.	42,408	10,673
	Carrier Global Corp.	173,644	9,530
*	Fair Isaac Corp.	5,130	9,264
*	Axon Enterprise Inc.	16,333	8,822
	Vulcan Materials Co.	28,946	8,604
*	Block Inc. Class A	119,213	7,963
	Paychex Inc.	70,617	7,887

		Shares	Market Value ($000)
	Otis Worldwide Corp.	86,515	7,687
	Fidelity National Information Services Inc.	115,307	7,584
*	Keysight Technologies Inc.	37,647	7,452
	Comfort Systems USA Inc.	7,609	7,434
*	Fiserv Inc.	118,439	7,280
	Ingersoll Rand Inc.	88,272	7,092
	Verisk Analytics Inc.	30,639	6,896
*	Mettler-Toledo International Inc.	4,556	6,728
	Synchrony Financial	81,377	6,295
	Equifax Inc.	27,093	5,754
	Old Dominion Freight Line Inc.	40,759	5,514
	Dover Corp.	29,649	5,493
	Veralto Corp.	52,182	5,282
*	Bloom Energy Corp. Class A	46,521	5,082
	AerCap Holdings NV	37,120	4,974
	Expeditors International of Washington Inc.	30,077	4,418
*	Corpay Inc.	14,863	4,396
*	Trimble Inc.	52,281	4,257
*	Affirm Holdings Inc. Class A	58,726	4,167
	CH Robinson Worldwide Inc.	25,699	4,083
	Smurfit WestRock plc	114,018	4,069
	Global Payments Inc.	53,412	4,046
	Fortive Corp.	74,519	3,985
	Packaging Corp. of America	19,312	3,941
*	Rocket Lab Corp.	90,594	3,818
	Snap-on Inc.	11,201	3,809
	nVent Electric plc	35,476	3,806
	Pentair plc	35,729	3,760
	DuPont de Nemours Inc.	91,589	3,642
	TransUnion	42,603	3,623
*	XPO Inc.	25,171	3,576
	Lennox International Inc.	6,947	3,466
	Allegion plc	18,885	3,135
	Masco Corp.	46,337	3,006
	Ball Corp.	60,688	3,006
	Graco Inc.	36,448	3,005
	Carlisle Cos. Inc.	9,411	2,993
	RPM International Inc.	27,888	2,991
	JB Hunt Transport Services Inc.	16,989	2,955
*	TopBuild Corp.	6,237	2,822
	Nordson Corp.	11,839	2,814
*	Zebra Technologies Corp. Class A	11,107	2,807
	Jack Henry & Associates Inc.	15,868	2,769
*	Builders FirstSource Inc.	23,689	2,659
	Watsco Inc.	7,638	2,646
*	QXO Inc.	133,724	2,505
	Acuity Inc.	6,780	2,484
	Crown Holdings Inc.	25,407	2,460
	Stanley Black & Decker Inc.	33,942	2,428
	Advanced Drainage Systems Inc.	15,513	2,364
	MKS Inc.	14,667	2,294
	Donaldson Co. Inc.	25,309	2,275
*	SPX Technologies Inc.	10,418	2,240
*	Sterling Infrastructure Inc.	6,454	2,222
*	Dycom Industries Inc.	6,110	2,209
	Applied Industrial Technologies Inc.	8,328	2,155
	Owens Corning	18,637	2,110
*	Core & Main Inc. Class A	41,731	2,017
*	Generac Holdings Inc.	12,809	1,942
*	Modine Manufacturing Co.	11,356	1,841
	CNH Industrial NV	192,685	1,817
	Valmont Industries Inc.	4,356	1,799
	AptarGroup Inc.	14,367	1,792
	Armstrong World Industries Inc.	9,411	1,786
	Watts Water Technologies Inc. Class A	5,989	1,652
*	Saia Inc.	5,861	1,650
	A O Smith Corp.	24,768	1,634
	JBT Marel Corp.	11,364	1,597
	Knight-Swift Transportation Holdings Inc. Class A	34,554	1,583
	Eagle Materials Inc.	7,000	1,566

		Shares	Market Value ($000)
	Zurn Elkay Water Solutions Corp.	32,696	1,560
	Genpact Ltd.	35,324	1,556
	Simpson Manufacturing Co. Inc.	9,193	1,539
	Ryder System Inc.	8,665	1,501
	Toro Co.	21,485	1,498
	Federal Signal Corp.	12,985	1,480
	Air Lease Corp. Class A	22,805	1,458
*	Axalta Coating Systems Ltd.	47,916	1,444
	AGCO Corp.	13,611	1,442
*	Paylocity Holding Corp.	9,700	1,429
	Cognex Corp.	36,940	1,407
	AAON Inc.	14,837	1,387
*	ExlService Holdings Inc.	34,802	1,383
	Littelfuse Inc.	5,396	1,381
	Fortune Brands Innovations Inc.	26,552	1,371
	Installed Building Products Inc.	5,099	1,367
	Sealed Air Corp.	31,774	1,365
	MSA Safety Inc.	8,152	1,315
*	Middleby Corp.	11,080	1,310
*	Mohawk Industries Inc.	11,263	1,305
*	Gates Industrial Corp. plc	55,741	1,269
*	GXO Logistics Inc.	24,482	1,242
	Ralliant Corp.	24,829	1,226
	EnerSys	8,457	1,210
	Vontier Corp.	31,864	1,156
	Badger Meter Inc.	6,452	1,152
	Louisiana-Pacific Corp.	13,793	1,131
	Arcosa Inc.	10,604	1,130
*	FTI Consulting Inc.	6,884	1,123
*	Construction Partners Inc. Class A	10,176	1,109
*,1	WEX Inc.	7,470	1,108
*	ACI Worldwide Inc.	22,786	1,068
	Maximus Inc.	12,216	1,052
*,1	Shift4 Payments Inc. Class A	14,256	1,052
	Graphic Packaging Holding Co.	63,620	1,029
	Sensata Technologies Holding plc	31,986	1,026
*	Everus Construction Group Inc.	11,157	1,026
	Brink's Co.	9,099	1,022
	Granite Construction Inc.	9,464	1,018
*	BILL Holdings Inc.	20,299	1,018
	Landstar System Inc.	7,571	991
*	Resideo Technologies Inc.	29,843	985
*	Itron Inc.	9,884	979
	Belden Inc.	8,553	970
*	Aurora Innovation Inc. Class A	228,939	959
	Herc Holdings Inc.	7,071	949
	Brunswick Corp.	14,332	947
*	OSI Systems Inc.	3,473	941
*	Knife River Corp.	12,439	931
*	StoneCo Ltd. Class A	54,357	916
	ADT Inc.	110,819	914
	Sonoco Products Co.	21,628	912
	MSC Industrial Direct Co. Inc. Class A	9,675	861
*	IES Holdings Inc.	1,987	832
*	Trex Co. Inc.	23,523	823
	Franklin Electric Co. Inc.	8,591	817
	WillScot Holdings Corp.	39,033	771
	Silgan Holdings Inc.	19,427	770
*	Verra Mobility Corp. Class A	34,910	762
	Korn Ferry	11,279	742
	Kadant Inc.	2,561	712
*	Hayward Holdings Inc.	43,062	708
	HB Fuller Co.	11,983	698
	AZZ Inc.	6,401	675
*	Joby Aviation Inc.	46,098	665
*	Euronet Worldwide Inc.	8,899	659
	Terex Corp.	13,825	639
	Western Union Co.	70,320	618
	Boise Cascade Co.	8,108	618
	Griffon Corp.	8,212	616

		Shares	Market Value ($000)
*	Huron Consulting Group Inc.	3,648	600
	Crane NXT Co.	10,656	600
	Robert Half Inc.	21,799	589
*	NCR Atleos Corp.	15,818	586
	ABM Industries Inc.	13,500	581
	UniFirst Corp.	3,337	576
	McGrath RentCorp	5,297	546
[1]	ZIM Integrated Shipping Services Ltd.	26,110	533
*	Upwork Inc.	26,855	530
*	CBIZ Inc.	10,640	518
	Hub Group Inc. Class A	13,145	507
	Atkore Inc.	7,452	499
*	Remitly Global Inc.	36,163	490
	Hillenbrand Inc.	15,148	482
*	RXO Inc.	35,712	472
*	O-I Glass Inc.	33,912	457
*	ASGN Inc.	9,371	422
	Pagseguro Digital Ltd. Class A	39,568	415
	EVERTEC Inc.	13,915	402
*	Marqeta Inc. Class A	82,713	396
	TriNet Group Inc.	6,585	386
*	Flywire Corp.	25,594	358
	Greif Inc. Class A	5,432	357
*	Payoneer Global Inc.	59,632	345
*	Gibraltar Industries Inc.	6,416	321
	Werner Enterprises Inc.	12,348	316
	ArcBest Corp.	4,918	316
*	Masterbrand Inc.	27,973	310
	Tennant Co.	4,104	300
	ManpowerGroup Inc.	10,244	295
	Greenbrier Cos. Inc.	6,573	292
	United States Lime & Minerals Inc.	2,319	282
	Insperity Inc.	7,868	278
*	Enovix Corp.	35,377	276
	Lindsay Corp.	2,355	271
	Tecnoglass Inc.	5,218	260
	Schneider National Inc. Class B	11,195	253
*	Legalzoom.com Inc.	26,207	245
	TriMas Corp.	7,145	243
*	Cimpress plc	3,192	220
	Alight Inc. Class A	94,289	218
*	Sezzle Inc.	3,441	212
	Dlocal Ltd. Class A	13,307	179
	Matson Inc.	1,637	178
	Ardagh Metal Packaging SA	29,325	110
			935,140
Real Estate (2.6%)
	Welltower Inc.	146,556	30,516
	Prologis Inc.	203,110	26,106
	American Tower Corp.	102,431	18,568
	Equinix Inc.	21,397	16,119
	Simon Property Group Inc.	70,955	13,220
	Digital Realty Trust Inc.	73,857	11,826
	Realty Income Corp.	198,081	11,411
*	CBRE Group Inc. Class A	65,121	10,539
	Public Storage	34,575	9,492
	Crown Castle Inc.	94,981	8,670
	Ventas Inc.	99,220	8,000
*	CoStar Group Inc.	91,438	6,291
	Extra Space Storage Inc.	46,097	6,139
	AvalonBay Communities Inc.	31,127	5,663
	Iron Mountain Inc.	64,225	5,546
	Equity Residential	82,838	5,115
	SBA Communications Corp.	23,487	4,563
	Invitation Homes Inc.	133,674	3,770
	Essex Property Trust Inc.	13,980	3,685
	Sun Communities Inc.	27,742	3,574
	Mid-America Apartment Communities Inc.	25,422	3,455
*	Jones Lang LaSalle Inc.	10,308	3,357

		Shares	Market Value ($000)
	WP Carey Inc.	47,399	3,193
	Kimco Realty Corp.	146,599	3,029
	Omega Healthcare Investors Inc.	63,030	2,894
	Regency Centers Corp.	39,618	2,819
	Healthpeak Properties Inc.	152,323	2,781
	Host Hotels & Resorts Inc.	150,423	2,652
	Equity LifeStyle Properties Inc.	41,988	2,640
	UDR Inc.	72,449	2,639
	Lamar Advertising Co. Class A	19,225	2,545
	Camden Property Trust	23,589	2,508
	BXP Inc.	34,561	2,501
	American Homes 4 Rent Class A	75,025	2,410
*	Zillow Group Inc. Class C	31,134	2,316
	Rexford Industrial Realty Inc.	52,035	2,165
	EastGroup Properties Inc.	11,594	2,101
	Alexandria Real Estate Equities Inc.	37,489	2,012
	CubeSmart	49,814	1,855
	Federal Realty Investment Trust	18,644	1,841
	Agree Realty Corp.	23,745	1,786
	American Healthcare REIT Inc.	34,549	1,754
	Brixmor Property Group Inc.	67,045	1,753
	CareTrust REIT Inc.	46,166	1,733
	NNN REIT Inc.	40,930	1,692
	STAG Industrial Inc.	40,937	1,608
	First Industrial Realty Trust Inc.	28,082	1,607
	Vornado Realty Trust	38,672	1,424
	Terreno Realty Corp.	22,234	1,396
	Essential Properties Realty Trust Inc.	43,092	1,364
	Healthcare Realty Trust Inc. Class A	72,335	1,319
	Ryman Hospitality Properties Inc.	13,308	1,270
*	Zillow Group Inc. Class A	15,513	1,122
	Kite Realty Group Trust	47,582	1,101
	Kilroy Realty Corp.	25,528	1,095
	Sabra Health Care REIT Inc.	51,610	1,007
	Phillips Edison & Co. Inc.	27,697	983
	Millrose Properties Inc.	31,765	968
	Macerich Co.	54,846	952
	Cousins Properties Inc.	36,419	939
	HA Sustainable Infrastructure Capital Inc.	25,803	887
	Independence Realty Trust Inc.	51,065	876
	EPR Properties	16,254	850
*	Cushman & Wakefield Ltd.	50,528	846
	Tanger Inc.	24,082	809
	National Health Investors Inc.	10,099	803
	COPT Defense Properties	24,575	755
	Rayonier Inc.	33,723	749
	SL Green Realty Corp.	15,681	739
	Broadstone Net Lease Inc.	41,309	726
	Outfront Media Inc.	29,910	704
	Americold Realty Trust Inc.	62,972	682
	PotlatchDeltic Corp.	16,820	677
	Highwoods Properties Inc.	23,504	653
[1]	Medical Properties Trust Inc.	110,548	637
	LXP Industrial Trust	12,697	616
*	Howard Hughes Holdings Inc.	6,797	609
	Acadia Realty Trust	28,367	583
	Newmark Group Inc. Class A	33,573	583
	Apple Hospitality REIT Inc.	48,034	571
	Lineage Inc.	15,337	549
	Urban Edge Properties	27,859	535
	Four Corners Property Trust Inc.	21,442	515
	St. Joe Co.	8,344	503
	Curbline Properties Corp.	20,802	498
	Park Hotels & Resorts Inc.	43,717	473
	National Storage Affiliates Trust	15,329	451
	Douglas Emmett Inc.	34,587	422
	DiamondRock Hospitality Co.	43,785	399
	Sunstone Hotel Investors Inc.	41,002	384
	DigitalBridge Group Inc.	37,717	366
	LTC Properties Inc.	9,727	355

		Shares	Market Value ($000)
	Global Net Lease Inc.	42,744	351
	Getty Realty Corp.	11,521	328
	Elme Communities	18,455	320
	Xenia Hotels & Resorts Inc.	21,895	306
	Innovative Industrial Properties Inc.	6,129	303
	Pebblebrook Hotel Trust	25,390	288
	Veris Residential Inc.	17,576	265
*	Paramount Group Inc.	39,982	263
	Alexander & Baldwin Inc.	16,284	255
	JBG SMITH Properties	13,463	245
	American Assets Trust Inc.	11,220	219
	eXp World Holdings Inc.	19,139	217
	Empire State Realty Trust Inc. Class A	29,194	205
	Apartment Investment & Management Co. Class A	27,523	157
	Marcus & Millichap Inc.	4,977	146
			311,072
Technology (45.3%)
	NVIDIA Corp.	5,125,643	907,239
	Apple Inc.	3,192,840	890,323
	Microsoft Corp.	1,624,255	799,150
	Broadcom Inc.	1,011,433	407,567
	Alphabet Inc. Class A	1,263,502	404,548
	Alphabet Inc. Class C	1,046,075	334,870
	Meta Platforms Inc. Class A	478,173	309,832
*	Palantir Technologies Inc. Class A	478,374	80,582
*	Advanced Micro Devices Inc.	352,686	76,720
	Oracle Corp.	362,633	73,234
	Micron Technology Inc.	244,689	57,864
	Salesforce Inc.	204,462	47,137
	Applied Materials Inc.	175,640	44,305
	Lam Research Corp.	280,013	43,682
	QUALCOMM Inc.	236,577	39,766
*	Intel Corp.	957,022	38,817
	Intuit Inc.	59,795	37,915
*	ServiceNow Inc.	45,262	36,771
	KLA Corp.	29,140	34,253
	Texas Instruments Inc.	199,030	33,491
*	AppLovin Corp. Class A	52,211	31,299
*	Adobe Inc.	93,201	29,836
*	Palo Alto Networks Inc.	143,846	27,349
*	Crowdstrike Holdings Inc. Class A	53,486	27,233
*	Cadence Design Systems Inc.	59,748	18,632
*	Snowflake Inc. Class A	68,443	17,196
	Marvell Technology Inc.	189,285	16,922
*	Synopsys Inc.	40,414	16,893
*	DoorDash Inc. Class A	78,568	15,586
	Vertiv Holdings Co. Class A	83,284	14,969
	Corning Inc.	170,958	14,395
*	Autodesk Inc.	46,655	14,152
*	Cloudflare Inc. Class A	67,566	13,527
	Seagate Technology Holdings plc	46,371	12,830
	Western Digital Corp.	75,785	12,378
*	Fortinet Inc.	139,317	11,303
*	Datadog Inc. Class A	67,542	10,807
	NXP Semiconductors NV	55,234	10,767
	Roper Technologies Inc.	23,513	10,492
*	Strategy Inc.	57,814	10,244
*	Workday Inc. Class A	47,110	10,158
	Monolithic Power Systems Inc.	10,135	9,407
	Cognizant Technology Solutions Corp. Class A	108,017	8,394
*	Sandisk Corp.	29,616	6,613
	Teradyne Inc.	35,183	6,399
	Hewlett Packard Enterprise Co.	287,085	6,279
	Microchip Technology Inc.	115,532	6,190
*	Pure Storage Inc. Class A	67,975	6,047
*	MongoDB Inc.	17,259	5,736
*	Credo Technology Group Holding Ltd.	32,108	5,702
*	Reddit Inc. Class A	25,532	5,527
*	Zscaler Inc.	21,377	5,376

		Shares	Market Value ($000)
*	Atlassian Corp. Class A	35,438	5,299
	HP Inc.	206,524	5,043
*	CyberArk Software Ltd.	10,794	4,950
*	Zoom Communications Inc.	57,503	4,885
	NetApp Inc.	43,715	4,877
	Jabil Inc.	23,087	4,865
*	Flex Ltd.	81,694	4,829
	VeriSign Inc.	18,466	4,653
*	ON Semiconductor Corp.	92,223	4,633
*	PTC Inc.	26,099	4,579
*	Tyler Technologies Inc.	9,417	4,422
	CDW Corp.	28,791	4,152
*	HubSpot Inc.	11,132	4,089
*	Twilio Inc. Class A	31,044	4,026
	SS&C Technologies Holdings Inc.	46,254	3,975
*	Guidewire Software Inc.	18,329	3,959
*	GoDaddy Inc. Class A	30,064	3,844
*	Gartner Inc.	16,382	3,813
*	Super Micro Computer Inc.	112,426	3,806
	Qnity Electronics Inc.	45,794	3,713
*	Fabrinet	7,847	3,605
*	Check Point Software Technologies Ltd.	18,305	3,419
*	Toast Inc. Class A	98,842	3,379
*	Pinterest Inc. Class A	129,276	3,377
	Gen Digital Inc.	120,139	3,168
*	Docusign Inc.	43,921	3,046
*	F5 Inc.	12,631	3,021
*	Unity Software Inc.	69,531	2,956
*	IonQ Inc.	59,954	2,956
*	Okta Inc.	36,147	2,904
*	Dynatrace Inc.	64,185	2,860
*	Akamai Technologies Inc.	31,502	2,820
*	Nutanix Inc. Class A	55,827	2,669
	TD SYNNEX Corp.	16,905	2,578
	Entegris Inc.	32,753	2,527
*	Dayforce Inc.	33,680	2,327
*	Manhattan Associates Inc.	13,169	2,324
*	EPAM Systems Inc.	12,034	2,250
*	Samsara Inc. Class A	58,903	2,240
*	Rambus Inc.	23,414	2,238
	Skyworks Solutions Inc.	32,718	2,158
*	Lattice Semiconductor Corp.	29,714	2,086
*	Procore Technologies Inc.	25,189	1,866
	Amdocs Ltd.	24,251	1,855
	Paycom Software Inc.	11,273	1,817
	Match Group Inc.	53,731	1,790
*	Rubrik Inc. Class A	25,410	1,761
	Advanced Energy Industries Inc.	8,137	1,718
*	Qorvo Inc.	18,520	1,591
*	Maplebear Inc.	37,832	1,589
*	Onto Innovation Inc.	10,683	1,529
*	Semtech Corp.	18,958	1,406
*	Elastic NV	19,916	1,405
*	Monday.com Ltd.	9,613	1,383
*	SiTime Corp.	4,609	1,372
*	Confluent Inc. Class A	60,827	1,353
*	Cirrus Logic Inc.	11,160	1,343
*	Kyndryl Holdings Inc.	50,793	1,312
*	Life360 Inc.	16,394	1,305
*	JFrog Ltd.	21,297	1,299
*	Arrow Electronics Inc.	11,336	1,224
*	UiPath Inc. Class A	87,899	1,218
*	Dropbox Inc. Class A	40,535	1,211
*	Commvault Systems Inc.	9,668	1,194
*	Gitlab Inc. Class A	28,997	1,191
	Universal Display Corp.	9,673	1,150
*	Wix.com Ltd.	11,825	1,132
*	Qualys Inc.	7,942	1,119
	Pegasystems Inc.	19,040	1,043
*	Core Scientific Inc.	61,546	1,040

		Shares	Market Value ($000)
*	SentinelOne Inc. Class A	64,102	1,039
*	Workiva Inc. Class A	10,918	1,011
*	Q2 Holdings Inc.	13,553	978
*	Impinj Inc.	5,673	975
*,1	SoundHound AI Inc. Class A	79,600	959
*	FormFactor Inc.	17,161	944
*	Global-e Online Ltd.	23,156	936
*	CCC Intelligent Solutions Holdings Inc.	123,537	920
*	Cleanspark Inc.	60,576	915
*	Box Inc. Class A	30,774	909
	Amkor Technology Inc.	24,744	900
*	Silicon Laboratories Inc.	7,012	895
*	Novanta Inc.	7,867	894
	Dolby Laboratories Inc. Class A	13,227	892
	Avnet Inc.	18,147	862
*	GLOBALFOUNDRIES Inc.	22,621	811
*	Varonis Systems Inc.	23,871	789
*	Zeta Global Holdings Corp. Class A	40,163	733
*	Allegro MicroSystems Inc.	27,076	723
*	Tenable Holdings Inc.	26,138	693
*	SPS Commerce Inc.	8,272	689
*	Ambarella Inc.	8,899	660
*	DigitalOcean Holdings Inc.	14,756	657
*	ZoomInfo Technologies Inc. Class A	65,263	647
	Clear Secure Inc. Class A	18,232	647
*	BlackLine Inc.	11,194	638
*	Cargurus Inc. Class A	17,691	624
*	Globant SA	9,517	606
*	Teradata Corp.	21,110	605
*	nCino Inc.	23,530	581
*	Axcelis Technologies Inc.	7,010	580
*	Synaptics Inc.	8,464	580
*	Alarm.com Holdings Inc.	10,520	547
*	Insight Enterprises Inc.	6,245	541
*	Freshworks Inc. Class A	44,209	537
*	IAC Inc.	15,020	527
*	Intapp Inc.	12,161	525
*	DXC Technology Co.	39,610	523
	Kulicke & Soffa Industries Inc.	11,474	518
*	RingCentral Inc. Class A	17,581	497
*	Braze Inc. Class A	17,258	495
	CSG Systems International Inc.	5,963	470
*	Blackbaud Inc.	8,319	469
*	Diodes Inc.	10,005	462
*	Magnite Inc.	30,451	447
	Power Integrations Inc.	12,374	416
*	NetScout Systems Inc.	15,401	414
*	Trump Media & Technology Group Corp.	34,946	403
*	LiveRamp Holdings Inc.	13,839	399
*	Progress Software Corp.	9,355	387
*	Yelp Inc. Class A	13,258	383
*	C3.ai Inc. Class A	26,395	381
	Vishay Intertechnology Inc.	26,769	366
	Concentrix Corp.	9,950	360
*	Appian Corp. Class A	8,393	339
*	Rogers Corp.	3,952	331
*	Five9 Inc.	16,590	325
*	Alkami Technology Inc.	14,700	313
*	DoubleVerify Holdings Inc.	29,677	313
*	NCR Voyix Corp.	29,821	302
*	Ziff Davis Inc.	9,073	298
	Adeia Inc.	23,519	291
*	Clarivate plc	76,984	289
*	MaxLinear Inc. Class A	17,517	273
	CTS Corp.	6,375	270
*	SailPoint Inc.	13,106	241
*	Asana Inc. Class A	18,560	239
*	PagerDuty Inc.	18,290	219
*	Rapid7 Inc.	13,636	214
*	Schrodinger Inc.	11,951	210

		Shares	Market Value ($000)
*	Jamf Holding Corp.	15,201	197
*	ServiceTitan Inc. Class A	2,189	196
*	N-able Inc.	14,875	107
			5,345,566
Telecommunications (2.2%)
	Cisco Systems Inc.	871,687	67,068
	AT&T Inc.	1,536,299	39,974
	Verizon Communications Inc.	924,994	38,027
*	Arista Networks Inc.	225,906	29,521
	Comcast Corp. Class A	802,133	21,409
	T-Mobile US Inc.	99,459	20,788
	Motorola Solutions Inc.	36,489	13,489
*	Ciena Corp.	30,873	6,305
*	Lumentum Holdings Inc.	15,030	4,887
*	Charter Communications Inc. Class A	19,306	3,864
*	Roku Inc.	28,286	2,738
*	AST SpaceMobile Inc. Class A	42,125	2,367
*	Frontier Communications Parent Inc.	53,346	2,023
	InterDigital Inc.	5,631	2,014
*	Lumen Technologies Inc.	207,689	1,684
	Telephone & Data Systems Inc.	21,524	867
*	Viavi Solutions Inc.	47,691	856
*	Calix Inc.	12,722	703
*	Globalstar Inc.	10,777	655
	Ubiquiti Inc.	930	542
*	Extreme Networks Inc.	28,993	507
*	Liberty Global Ltd. Class C	40,227	462
*	Liberty Global Ltd. Class A	27,316	312
*	Liberty Latin America Ltd. Class C	26,882	235
	Cogent Communications Holdings Inc.	9,705	185
*	GCI Liberty Inc. Class C	4,907	163
*	GCI Liberty Inc. Class A	709	24
			261,669
Utilities (0.4%)
	Waste Management Inc.	81,031	17,654
	Exelon Corp.	221,345	10,430
	Republic Services Inc.	44,372	9,631
	American Water Works Co. Inc.	42,678	5,551
	Essential Utilities Inc.	61,388	2,430
	Ormat Technologies Inc.	13,303	1,502
*	Casella Waste Systems Inc. Class A	13,661	1,317
*	Sunrun Inc.	45,443	920
	California Water Service Group	12,848	583
	H2O America	6,816	317
			50,335
Total Common Stocks (Cost $7,417,321)			11,786,097
Rights (0.0%)
*	GCI Liberty Inc. Exp. 12/17/2025	2,155	13
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
Total Rights (Cost $—)			13

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund (Cost $28,770)	4.024%	287,728	28,773
Total Investments (100.0%) (Cost $7,446,091)				11,814,883
Other Assets and Liabilities—Net (0.0%)				(906)
Net Assets (100%)				11,813,977
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,482.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $9,768 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	December 2025	10	5,097	120
E-mini S&P 500 Index	December 2025	70	24,008	435
				555

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,786,097	—	—	11,786,097
Rights	13	—	—	13
Temporary Cash Investments	28,773	—	—	28,773
Total	11,814,883	—	—	11,814,883

Derivative Financial Instruments
Assets
Futures Contracts[1]	555	—	—	555
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.